Regulatory Capital (Schedule Of Regulatory Capital Amount And Ratios) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member] Minimum [Member]	Dec. 31, 2012 Parent Company [Member] Maximum [Member]	Dec. 31, 2012 Ally Bank [Member]	Dec. 31, 2011 Ally Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
assets greater than $50 billion	$ 50,000,000,000
Tier 1 common ratio above 5 percent	5.00%
Tier 1 (to risk-weighted assets), Amount		20,232,000,000	21,067,000,000			14,136,000,000	12,953,000,000
Tier 1 (to risk-weighted assets), Ratio		13.13%	13.65%			16.26%	17.42%
Tier 1 (to risk-weighted assets), Required minimum		4.00%				4.00%
Tier 1 (to risk-weighted assets), Well-capitalized minimum		6.00%				6.00%
Total (to risk-weighted assets), Amount		21,669,000,000	22,664,000,000			14,827,000,000	13,675,000,000
Total (to risk-weighted assets), Ratio		14.07%	14.69%			17.06%	18.40%
Total (to risk-weighted assets), Required minimum		8.00%				8.00%
Total (to risk-weighted assets), Well-capitalized minimum		10.00%				10.00%
Tier 1 leverage (to adjusted average assets), Amount		20,232,000,000	21,067,000,000			14,136,000,000	12,953,000,000
Tier 1 leverage (to adjusted average assets), Ratio		11.16%	11.45%			15.30%	15.50%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets				3.00%	4.00%
Tier 1 Leverage To Average Assets For Ally Bank						15.00%
Tier 1 leverage (to adjusted average assets), Well-capitalized minimum						5.00%
Tier 1 common (to risk-weighted assets), Amount		$ 10,749,000,000	$ 11,585,000,000
Tier 1 common (to risk-weighted assets), Ratio		6.98%	7.51%